Share Capital - Summary of the Company's RSUs, PSUs, and DSUs (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	406,762	289,180
Granted and adjusted dividends	150,591	128,579
Paid	(148,327)	0
Forfeited	(13,301)	(10,997)
Units, end of year	395,725	406,762
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	862,032	869,337
Granted and adjusted dividends	263,434	251,120
Paid	(318,058)	(235,373)
Forfeited	(21,919)	(23,052)
Units, end of year	785,489	862,032
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	200,411	163,249
Granted and adjusted dividends	28,871	37,162
Paid	0	0
Forfeited	0	0
Units, end of year	229,282	200,411